Cover	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	WILLSCOT MOBILE MINI HOLDINGS CORP.
Entity Emerging Growth Company	false
Entity File Number	001-37552
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3430194
City Area Code	480
Local Phone Number	894-6311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001647088
Entity Address, Address Line One	4646 E Van Buren St.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008